UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21846

CLOUGH GLOBAL OPPORTUNITIES FUND
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Abigail J. Murray
Clough Global Opportunities Fund
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  October 31

Date of reporting period: July 31, 2015

Item 1 – Schedule of Investments.

The Schedule of Investments is included herewith.

Clough Global Allocation Fund
STATEMENT OF INVESTMENTS
July 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS 113.02%
Consumer Discretionary 27.15%
Diversified Consumer Services 2.63%
Service Corp. International(a)(b)	50,800	$1,549,908
Starbucks Corp.(a)	54,600	3,162,978
		4,712,886

Hotels 1.60%
Melco Crown Entertainment, Ltd. - ADR	34,600	713,798
SeaWorld Entertainment, Inc.(a)	78,700	1,364,658
Skylark Co., Ltd.	54,800	793,248
		2,871,704

Household Durables 7.27%
DR Horton, Inc.(a)(b)	146,926	4,362,233
Lennar Corp. - Class A(a)(b)	95,200	5,049,408
PulteGroup, Inc.(a)	37,400	774,928
Tempur Sealy International, Inc.(a)(c)	37,800	2,855,790
		13,042,359

Internet & Catalog Retail 3.89%
JD.com, Inc. - ADR(c)	27,200	898,416
Liberty Ventures - Series A(a)(b)(c)	114,072	4,731,707
NetFlix, Inc.(a)(b)(c)	11,861	1,355,831
		6,985,954

Media 8.61%
AMC Entertainment Holdings, Inc. - Class A(a)	63,300	2,041,425
Comcast Corp. - Class A(a)	46,500	2,902,065
IMAX Corp.(a)(c)	25,600	957,696
Liberty Broadband Corp. - Class A(a)(b)(c)	12,528	676,136
Liberty Broadband Corp. - Class C(a)(b)(c)	60,248	3,225,075
Liberty Media Corp. - Class A(a)(b)(c)	50,112	1,894,234
Liberty Media Corp. - Class C(a)(b)(c)	48,424	1,825,585
Lions Gate Entertainment Corp.(a)	49,200	1,927,656
		15,449,872

Multiline Retailing 0.33%
Don Quijote Holdings Co., Ltd.	14,000	597,571

Specialty Retail 1.84%
Signet Jewelers, Ltd.(a)(b)	27,250	3,303,245

Textiles 0.98%
Carter's, Inc.(a)	10,500	1,064,805

	Shares	Value
Consumer Discretionary (continued)
Samsonite International S.A.	210,900	$688,282
		1,753,087

TOTAL CONSUMER DISCRETIONARY		48,716,678

Consumer Staples 0.25%
Suntory Beverage & Food, Ltd.	10,600	448,170

Energy 5.84%
China Petroleum & Chemical Corp. - Class H	828,000	628,025
Fairway Energy Partners LLC(c)(d)(e)	130,700	1,307,000
HollyFrontier Corp.(a)(b)	37,500	1,809,750
Marathon Petroleum Corp.(a)	31,200	1,705,704
Phillips 66(a)(b)	28,600	2,273,700
Tesoro Corp.(a)	9,600	934,464
Valero Energy Corp.(a)	27,600	1,810,560
		10,469,203

Financials 30.32%
Business Development Corporations 1.63%
Ares Capital Corp.(a)	118,300	1,903,447
Golub Capital BDC, Inc.(a)	63,100	1,028,530
		2,931,977

Capital Markets 3.43%
Atlas Mara, Ltd.(c)(e)	183,658	1,101,948
Daiwa Securities Group, Inc.	102,000	793,137
Hercules Technology Growth Capital, Inc.(a)	79,000	883,220
Morgan Stanley(a)(b)	86,787	3,370,807
		6,149,112

Commercial Banks 3.23%
BOC Hong Kong Holdings, Ltd.	145,000	584,504
First Republic Bank(a)(b)	23,000	1,467,170
Mitsubishi UFJ Financial Group, Inc.	158,900	1,153,911
Mizuho Financial Group, Inc.	559,800	1,210,073
Sumitomo Mitsui Financial Group, Ltd.	30,700	1,373,307
		5,788,965

Diversified Financials 9.11%
Bank of America Corp.(a)(b)	393,991	7,044,559
Citigroup, Inc.(a)(b)	127,130	7,432,020
JPMorgan Chase & Co.(a)	27,200	1,864,016
		16,340,595

	Shares	Value
Financials (continued)
Insurance 2.38%
American International Group, Inc.(a)(b)	66,700	$4,276,804

Real Estate Investment Trusts 5.73%
Health Care REIT, Inc.(a)	21,200	1,470,644
Healthcare Trust of America, Inc., Class A(a)	44,300	1,113,259
Ladder Capital Corp.(a)	50,204	788,705
PennyMac Mortgage Investment Trust(a)	106,414	1,889,913
Starwood Property Trust, Inc.(a)	51,500	1,120,640
Two Harbors Investment Corp.(a)	382,000	3,904,040
		10,287,201

Real Estate Management & Development 0.42%
LEOPALACE 21 Corp.(c)	136,300	745,644

Thrifts & Mortgage Finance 4.39%
MGIC Investment Corp.(a)(b)(c)	363,734	4,026,535
Radian Group, Inc.(a)(b)	209,100	3,859,986
		7,886,521

TOTAL FINANCIALS		54,406,819

Health Care 17.99%
3SBio, Inc.(c)(e)	3,500	4,126
Acceleron Pharma, Inc.(a)(b)(c)	21,200	607,168
Akorn, Inc.(a)(b)(c)	47,400	2,185,614
Allergan, Inc.(a)(c)	6,900	2,284,935
Biogen, Inc.(a)(b)(c)	5,200	1,657,656
Bristol-Meyers Squibb Co.(a)(b)	22,687	1,489,175
Cardiome Pharma Corp.(c)	116,400	1,055,748
Cerner Corp.(a)(c)	5,700	408,804
Cigna Corp.(a)	11,200	1,613,472
Community Health Systems, Inc.(a)(b)(c)	7,500	438,825
Corindus Vascular Robotics, Inc.(a)(c)	139,800	507,474
Dynavax Technologies Corp.(a)(b)(c)	24,400	717,604
Endo International PLC(a)(b)(c)	21,307	1,865,215
Forward Pharma A/S - ADR(a)(c)	23,700	769,302
Gilead Sciences, Inc.(a)	5,000	589,300
GW Pharmaceuticals PLC - ADR(a)(b)(c)	12,300	1,408,473
HCA Holdings, Inc.(a)(b)(c)	10,377	965,165
Healthways, Inc.(a)(c)	119,049	1,507,160
Hologic, Inc.(a)(b)(c)	29,900	1,245,634
Illumina, Inc.(a)(c)	4,400	964,920
Intra-Cellular Therapies, Inc.(a)(c)	19,700	573,270
Intrexon Corp.(a)(b)(c)	32,204	2,101,311
Jazz Pharmaceuticals PLC(a)(b)(c)	10,277	1,975,650
Perrigo Co. PLC(a)	6,460	1,241,612
Select Medical Holdings Corp.(a)(b)	74,400	1,073,592

	Shares	Value
Health Care (continued)
Sinopharm Group Co., Ltd. - Class H	200,800	$771,879
Team Health Holdings, Inc.(a)(c)	2,034	137,112
Valeant Pharmaceuticals International, Inc.(a)(c)	1,800	463,554
Veracyte, Inc.(a)(c)	107,956	1,252,290
Vertex Pharmaceuticals, Inc.(c)	2,900	391,500
		32,267,540

Industrials 11.61%
Allison Transmission Holdings, Inc.(a)(b)(e)	108,641	3,170,144
Armstrong World Industries, Inc.(a)(b)(c)	44,400	2,597,400
China Communications Construction Co., Ltd. - Class H	764,000	981,572
Esterline Technologies Corp.(a)(c)	16,200	1,436,292
IHI Corp.	124,000	493,259
Kansas City Southern(a)(b)	47,400	4,701,606
Manitowoc Co., Inc.(a)	46,900	828,723
Mitsubishi Heavy Industries, Ltd.	124,000	656,544
TransDigm Group, Inc.(a)(c)	8,700	1,968,810
Viasat, Inc.(a)(b)(c)	37,649	2,334,238
Wesco Aircraft Holdings, Inc.(a)(b)(c)	116,000	1,669,240
		20,837,828

Information Technology 12.91%
Alibaba Group Holding, Ltd. - Sponsored ADR(c)	11,300	885,242
Cypress Semiconductor Corp.(a)	143,346	1,645,612
EMC Corp.(a)(b)	68,000	1,828,520
Facebook, Inc. - Class A(a)(b)(c)	35,600	3,346,756
Fujifilm Holdings Corp.	23,400	928,844
Google, Inc. - Class A(a)(c)	1,770	1,163,775
Google, Inc. - Class C(a)(c)	1,889	1,181,777
Lam Research Corp.(a)(b)	67,100	5,157,977
LinkedIn Corp. - Class A(a)(c)	4,020	817,105
Microsoft Corp.	9,700	452,990
Nintendo Co., Ltd.	5,600	985,485
ON Semiconductor Corp.(a)(c)	14,500	153,990
Pandora Media, Inc.(a)(c)	98,100	1,718,712
Salesforce.com, Inc.(a)(b)(c)	30,300	2,220,990
Samsung Electronics Co., Ltd.	669	677,490
		23,165,265

Materials 2.47%
Axalta Coating Systems, Ltd.(a)(b)(c)	33,400	1,062,454
W.R. Grace & Co.(a)(b)(c)	33,400	3,371,062
		4,433,516

	Shares	Value
Telecommunication Services 1.77%
China Mobile, Ltd.	132,000	$1,728,261
Nippon Telegraph & Telephone Corp.	19,000	730,274
Softbank Corp.	13,000	721,774
		3,180,309

Utilities 2.71%
Calpine Corp.(a)(b)(c)	244,700	4,478,010
CT Environmental Group, Ltd.(c)	1,088,000	381,740
		4,859,750

TOTAL COMMON STOCKS
(Cost $186,557,256)		202,785,078

EXCHANGE TRADED FUNDS 0.84%
PowerShares DB U.S. Dollar Index Bullish Fund(a)(b)(c)	16,700	424,681
WisdomTree Europe Hedged Equity Fund	16,800	1,077,552
		1,502,233

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,522,099)		1,502,233

CLOSED-END FUNDS 4.46%
AllianzGI NFJ Dividend Interest & Premium Strategy Fund(a)	69,400	1,006,300
Cohen & Steers Quality Income Realty Fund, Inc.(a)	90,200	1,027,378
Eaton Vance Limited Duration Income Fund(a)	56,100	1,140,513
Gabelli Equity Trust, Inc.(a)	98,800	607,620
Guggenheim Enhanced Equity Income Fund	65,800	552,062
Guggenheim Enhanced Equity Strategy Fund	30,000	514,200
Liberty All-Star Equity Fund(a)	191,000	1,096,340
Nuveen Real Estate Income Fund(a)	96,500	1,032,550
Tekla Healthcare Opportunities Fund(a)	50,636	1,022,341
		7,999,304

TOTAL CLOSED-END FUNDS
(Cost $8,388,866)		7,999,304

	Shares	Value

PARTICIPATION NOTES 0.87%
Consumer Discretionary 0.57%
Zhengzhou Yutong Bus Co., Ltd - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 11/18/2015(c)	324,750	$1,012,474

Consumer Staples 0.30%
Kweichow Moutai Co., Ltd. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 12/09/2015(c)	16,390	545,911

TOTAL PARTICIPATION NOTES
(Cost $1,139,518)		1,558,385

WARRANTS 0.00%(c)
Atlas Mara, Ltd., Strike price $11.50, Expires 12/17/2017(e)	116,958	11,696

TOTAL WARRANTS
(Cost $1,170)		11,696

Description and	Principal
Maturity Date	Amount	Value
CORPORATE BONDS 8.54%
Amazon.com, Inc.
12/05/2021, 3.300%	$1,000,000	1,018,480
American Express Co.
Series C, Perpetual Maturity, 4.900%(a)(f)(g)	1,800,000	1,763,550
Bank of America Corp.
Series AA, Perpetual Maturity, 6.100%(f)(g)	1,200,000	1,196,100
Citigroup, Inc.
Series N, Perpetual Maturity, 5.800%(f)(g)	1,300,000	1,309,100
Series P, Perpetual Maturity, 5.950%(f)(g)	1,400,000	1,366,750
Citizens Financial Group, Inc.
Perpetual Maturity, 5.500% (e)(f)(g)	950,000	934,657
Goldman Sachs Group, Inc.
Series M, Perpetual Maturity, 5.375%(a)(f)(g)	1,950,000	1,940,738
JPMorgan Chase & Co.
Series Z, Perpetual Maturity, 5.300%(f)(g)	1,300,000	1,298,570

Description and	Principal
Maturity Date	Amount	Value
CORPORATE BONDS (continued)
Metlife, Inc.
Series C, Perpetual Maturity, 5.250%(f)(g)	$1,200,000	$1,200,000
Prudential Financial, Inc.
03/15/2044, 5.200% (f)	1,000,000	979,143
Textron Financial Corp.
02/15/2067, 6.000% (a)(e)(f)	1,910,000	1,551,875
Wells Fargo & Co.
Series S, Perpetual Maturity, 5.900%(f)(g)	750,000	756,150

TOTAL CORPORATE BONDS
(Cost $15,565,633)		15,315,113

ASSET/MORTGAGE BACKED SECURITIES 2.82%
Federal National Mortgage Association
Series AM8004, 02/01/2027, 2.720%	818,309	799,429
Government National Mortgage Association
Series 2014-155, Class VA, 03/16/2037, 3.000%	973,150	987,187
Series 2014-86, Class A, 11/16/2040, 2.650%	711,355	725,167
Series 2015-22, Class A, 08/16/2047, 2.400%	939,800	944,992
Series 2015-2, Class VA, 12/16/2049, 2.500%	1,368,715	1,343,514
Small Business Administration Participation Certificates
Series 2008-20L, Class 1, 12/01/2028, 6.220%	234,826	267,613

TOTAL ASSET/MORTGAGE BACKED SECURITIES
(Cost $5,125,329)		5,067,902

GOVERNMENT & AGENCY OBLIGATIONS 2.45%
U.S. Treasury Bonds
08/15/2040, 3.875% (a)	2,000,000	2,367,500
05/15/2042, 3.000%	2,000,000	2,038,282

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $4,324,672)		4,405,782

MUNICIPAL BONDS 1.37%
New York 1.37%
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
02/01/2026, 3.000%	2,500,000	2,456,825

TOTAL MUNICIPAL BONDS
(Cost $2,485,292)		2,456,825

	Shares	Value
SHORT-TERM INVESTMENTS 9.11%
Money Market Fund 9.11%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio (0.085% 7-day yield)	16,336,658	$16,336,658

TOTAL SHORT-TERM INVESTMENTS
(Cost $16,336,658)		16,336,658

Total Investments - 143.48%
(Cost $241,446,493)		257,438,976

Liabilities in Excess of Other Assets - (43.48%)(h)		(78,017,528)

NET ASSETS - 100.00%		$179,421,448

	Number of
SCHEDULE OF WRITTEN OPTIONS	Contracts	Value

CALL OPTIONS WRITTEN (0.08%)
Netflix, Inc., Expires September, 2015, Exercise Price $112.14	(74)	$(49,950)
Tempur Sealy International, Inc., Expires August, 2015, Exercise Price $70.00	(147)	(85,260)

TOTAL CALL OPTIONS WRITTEN
(Premiums received $94,888)		(135,210)

TOTAL WRITTEN OPTIONS
(Premiums received $94,888)		$(135,210)

SCHEDULE OF SECURITIES SOLD SHORT (c)	Shares	Value
COMMON STOCKS (20.73%)
Consumer Discretionary (1.71%)
Internet & Catalog Retail (0.99%)
Expedia, Inc.	(14,600)	$(1,773,024)

Textiles (0.72%)
Coach, Inc.	(41,300)	(1,288,560)

TOTAL CONSUMER DISCRETIONARY		(3,061,584)

Financials (4.28%)
Commercial Banks (1.60%)
Comerica, Inc.	(15,300)	(725,679)
Cullen/Frost Bankers, Inc.	(10,100)	(731,745)
Itau Unibanco Holding S.A. - Sponsored Preferred ADR	(98,200)	(852,376)
Seven Bank, Ltd.	(118,100)	(563,175)
		(2,872,975)

SCHEDULE OF SECURITIES SOLD SHORT (c) (continued)	Shares	Value
Financials (continued)
Consumer Finance (2.68%)
American Express Co.	(44,100)	$(3,354,246)
Santander Consumer USA Holdings, Inc.	(60,400)	(1,460,472)
		(4,814,718)

TOTAL FINANCIALS		(7,687,693)

Health Care (6.84%)
Achillion Pharmaceuticals, Inc.	(106,400)	(906,528)
Aetna, Inc.	(3,800)	(429,286)
AmerisourceBergen Corp.	(5,100)	(539,325)
Amgen, Inc.	(6,920)	(1,222,003)
Bruker Corp.	(46,400)	(976,720)
Celgene Corp.	(12,100)	(1,588,125)
Eli Lilly & Co.	(4,200)	(354,942)
Express Scripts Holding Co.	(9,000)	(810,630)
Merck & Co., Inc.	(22,200)	(1,308,912)
Puma Biotechnology, Inc.	(9,800)	(887,880)
Spark Therapeutics, Inc.	(15,800)	(970,752)
UnitedHealth Group, Inc.	(15,700)	(1,905,980)
Varian Medical Systems, Inc.	(4,400)	(378,708)
		(12,279,791)

Industrials (3.69%)
Caterpillar, Inc.	(11,300)	(888,519)
Cummins, Inc.	(7,200)	(932,616)
Flowserve Corp.	(26,900)	(1,264,031)
Keppel Corp., Ltd.	(142,700)	(780,151)
Komatsu, Ltd.	(23,600)	(437,019)
Kone OYJ, B Shares	(22,800)	(955,531)
Rolls-Royce Holdings PLC	(4)	(50)
Rolls-Royce Holdings Preference - C Shares(d)	(302)	(1)
Triumph Group, Inc.	(6,900)	(371,565)
WW Grainger, Inc.	(4,300)	(983,453)
		(6,612,936)

Information Technology (1.56%)
International Business Machines Corp.	(17,300)	(2,802,427)

Materials (2.65%)
Anglo American PLC	(75,019)	(950,349)
BHP Billiton, Ltd.	(99,037)	(1,914,745)
Rio Tinto PLC - Sponsored ADR	(48,700)	(1,880,794)
		(4,745,888)

TOTAL COMMON STOCKS
(Proceeds $38,393,611)		(37,190,319)

EXCHANGE TRADED FUNDS (28.04%)
Health Care Select Sector SPDR® Fund	(46,300)	(3,546,117)

SCHEDULE OF SECURITIES SOLD SHORT (c) (continued)	Shares	Value
EXCHANGE TRADED FUNDS (continued)
iShares® MSCI Brazil Capped ETF	(53,900)	$(1,546,391)
iShares® MSCI Emerging Markets ETF	(222,843)	(8,271,932)
iShares® MSCI Malaysia ETF	(54,700)	(664,605)
iShares® MSCI South Korea Capped Fund	(63,600)	(3,255,048)
iShares® Nasdaq Biotechnology ETF	(7,637)	(2,921,382)
iShares® Russell 2000® ETF	(22,500)	(2,766,600)
Market Vectors® Oil Service ETF	(85,200)	(2,665,056)
Market Vectors® Russia ETF	(182,000)	(3,088,540)
Market Vectors® Semiconductor ETF	(65,200)	(3,400,180)
SPDR® S&P 500® ETF Trust	(57,100)	(12,019,550)
Technology Select Sector SPDR® Fund	(77,500)	(3,299,950)
United States Oil Fund LP	(183,100)	(2,854,529)

TOTAL EXCHANGE TRADED FUNDS
(Proceeds $50,686,903)		(50,299,880)

TOTAL SECURITIES SOLD SHORT
(Proceeds $89,080,514)		$(87,490,199)

(a)
Pledged security; a portion or all of the security is pledged as collateral for written options, securities sold short, or borrowings. As of July 31, 2015, the aggregate market value of those securities was $178,121,648 representing 99.28% of net assets. (See Note 1 and Note 3)

(b)	Loaned security; a portion or all of the security is on loan as of July 31, 2015.
(c)	Non-income producing security.
(d)
Fair valued security; valued by management in accordance with procedures approved by the Fund's Board of Trustees. As of July 31, 2015, these securities had an aggregate market value of $1,306,999 or 0.73% of total net assets.

(e)
Security exempt from registration of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of July 31, 2015, these securities had an aggregate market value of $8,081,446 or 4.50% of net assets.

(f)	Floating or variable rate security - rate disclosed as of July 31, 2015.
(g)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(h)	Includes cash which is being held as collateral for total return swap contracts or futures contracts.

FUTURES CONTRACTS

			Expiration	Underlying Face	Unrealized
Description	Position	Contracts	Date	Amount at Value	Appreciation
Foreign Currency Contracts
Japanese Yen Currency Future	Short	56	09/15/2015	$(5,647,250)	$64,498
				$(5,647,250)	$64,498

TOTAL RETURN SWAP CONTRACTS

	Reference	Notional	Floating Rate	Floating	Termination	Net Unrealized
Counter Party	Entity/Obligation	Amount	Paid by the Fund	Rate Index	Date	Appreciation
Credit Suisse	Bharti Airtel, Ltd.	$849,948	75 bps + 1M LIBOR	1 M LIBOR	07/21/2016	$119,681
Morgan Stanley	Bharti Infratel, Ltd.	672,117	30 bps + 1D FEDEF	1 D FEDEF	12/27/2016	392,115
Credit Suisse	Coal India, Ltd.	1,345,241	75 bps + 1M LIBOR	1 M LIBOR	07/21/2016	229,200
Morgan Stanley	Hon Hai Precision Industry Co., Ltd.	(378,353)	50 bps - 1D FEDEF	1 D FEDEF	05/04/2017	16,375
Morgan Stanley	Housing Development Finance Corp.	670,284	30 bps + 1D FEDEF	1 D FEDEF	12/27/2016	97,123
Credit Suisse	Larsen & Toubro, Ltd.	1,125,139	75 bps + 1M LIBOR	1 M LIBOR	07/21/2016	41,218
Credit Suisse	Mahindra & Mahindra, Ltd.	188,417	75 bps + 1M LIBOR	1 M LIBOR	07/21/2016	2,411
Morgan Stanley	Mahindra & Mahindra, Ltd.	781,871	30 bps + 1D FEDEF	1 D FEDEF	12/27/2016	15,640
Credit Suisse	Ultratech Cement, Ltd.	1,150,043	75 bps + 1M LIBOR	1 M LIBOR	07/21/2016	101,254
Morgan Stanley	Zhengzhou Yutong Bus Co., Ltd.	177,595	55 bps + 1D FEDEF	1 D FEDEF	01/05/2017	738
		$6,582,302				$1,015,755

	Reference	Notional	Floating Rate	Floating	Termination	Net Unrealized
Counter Party	Entity/Obligation	Amount	Paid by the Fund	Rate Index	Date	Depreciation
Morgan Stanley	Hermes Microvision, Inc.	$(568,343)	562.5 bps - 1D FEDEF	1 D FEDEF	05/04/2017	$(1,065)
Credit Suisse	ICICI Bank, Ltd.	726,927	75 bps + 1M LIBOR	1 M LIBOR	07/21/2016	(124,365)
Credit Suisse	Shriram Transport Finance Co., Ltd.	890,059	75 bps + 1M LIBOR	1 M LIBOR	07/21/2016	(154,605)
		$1,048,643				$(280,035)
		$7,630,945				$735,720

Clough Global Equity Fund
STATEMENT OF INVESTMENTS
July 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS 123.18%
Consumer Discretionary 30.31%
Diversified Consumer Services 2.63%
Service Corp. International(a)(b)	85,000	$2,593,350
Starbucks Corp.(a)	90,700	5,254,251
		7,847,601

Hotels 1.70%
Melco Crown Entertainment, Ltd. - ADR	57,700	1,190,351
SeaWorld Entertainment, Inc.(a)	148,400	2,573,256
Skylark Co., Ltd.	91,300	1,321,598
		5,085,205

Household Durables 8.22%
DR Horton, Inc.(a)(b)	246,221	7,310,301
Lennar Corp. - Class A(a)(b)	159,400	8,454,576
PulteGroup, Inc.(a)	62,600	1,297,072
Tempur Sealy International, Inc.(a)(b)(c)	99,300	7,502,115
		24,564,064

Internet & Catalog Retail 4.30%
JD.com, Inc. - ADR(c)	45,200	1,492,956
Liberty Ventures - Series A(a)(b)(c)	220,703	9,154,761
NetFlix, Inc.(c)	19,259	2,201,496
		12,849,213

Media 9.22%
AMC Entertainment Holdings, Inc. - Class A(a)	105,500	3,402,375
Comcast Corp. - Class A(a)	77,500	4,836,775
IMAX Corp.(a)(b)(c)	66,195	2,476,355
Liberty Broadband Corp. - Class A(a)(b)(c)	22,092	1,192,305
Liberty Broadband Corp. - Class C(a)(b)(c)	105,466	5,645,595
Liberty Media Corp. - Class A(a)(b)(c)	88,368	3,340,311
Liberty Media Corp. - Class C(a)(b)(c)	90,936	3,428,287
Lions Gate Entertainment Corp.(a)	82,100	3,216,678
		27,538,681

Multiline Retailing 0.33%
Don Quijote Holdings Co., Ltd.	23,000	981,724

Specialty Retail 1.83%
Signet Jewelers, Ltd.(a)(b)	45,146	5,472,598

Textiles 2.08%
Carter's, Inc.(a)	49,900	5,060,359

	Shares	Value
Consumer Discretionary (continued)
Samsonite International S.A.	350,100	$1,142,568
		6,202,927

TOTAL CONSUMER DISCRETIONARY		90,542,013

Consumer Staples 0.25%
Suntory Beverage & Food, Ltd.	17,500	739,904

Energy 5.92%
China Petroleum & Chemical Corp. - Class H	1,382,000	1,048,225
Fairway Energy Partners LLC(c)(d)(e)	217,600	2,176,000
HollyFrontier Corp.(a)(b)	62,100	2,996,946
Marathon Petroleum Corp.(a)	51,800	2,831,906
Pacific Coast Oil Trust(e)	95,800	296,022
Phillips 66(a)(b)	47,500	3,776,250
Tesoro Corp.(a)	16,000	1,557,440
Valero Energy Corp.(a)	45,900	3,011,040
		17,693,829

Financials 33.54%
Capital Markets 3.74%
Atlas Mara, Ltd.(c)(e)	306,320	1,837,920
Daiwa Securities Group, Inc.	169,000	1,314,119
Goldman Sachs BDC(a)	53,000	1,248,150
Monex Group, Inc.	435,700	1,181,226
Morgan Stanley(a)(b)	144,196	5,600,572
		11,181,987

Commercial Banks 3.22%
BOC Hong Kong Holdings, Ltd.	241,500	973,501
First Republic Bank(a)(b)	38,200	2,436,778
Mitsubishi UFJ Financial Group, Inc.	264,300	1,919,313
Mizuho Financial Group, Inc.	930,500	2,011,385
Sumitomo Mitsui Financial Group, Ltd.	51,000	2,281,389
		9,622,366

Diversified Financials 9.18%
Bank of America Corp.(a)(b)	662,905	11,852,741
Citigroup, Inc.(a)(b)	213,219	12,464,783
JPMorgan Chase & Co.(a)	45,200	3,097,556
		27,415,080

Insurance 2.61%
American International Group, Inc.(a)(b)	121,600	7,796,992

Real Estate Investment Trusts 6.34%
Great Ajax Corp. REIT	89,000	1,249,560
Health Care REIT, Inc.(a)	35,400	2,455,698

	Shares	Value
Financials (continued)
Healthcare Trust of America, Inc., Class A(a)	73,800	$1,854,594
Ladder Capital Corp.(a)(b)	118,800	1,866,348
PennyMac Mortgage Investment Trust(a)	177,788	3,157,515
Starwood Property Trust, Inc.(a)	85,100	1,851,776
Two Harbors Investment Corp.(a)	638,000	6,520,360
		18,955,851

Real Estate Management & Development 0.42%
LEOPALACE 21 Corp.(c)	227,000	1,241,828

Thrifts & Mortgage Finance 8.03%
Essent Group, Ltd.(a)(b)(c)	322,900	9,451,283
MGIC Investment Corp.(a)(b)(c)	602,565	6,670,395
NMI Holdings, Inc. - Class A(c)	177,200	1,417,600
Radian Group, Inc.(a)(b)	348,800	6,438,848
		23,978,126

TOTAL FINANCIALS		100,192,230

Health Care 18.94%
3SBio, Inc.(c)(e)	1,033,000	1,217,912
Acceleron Pharma, Inc.(a)(c)	34,600	990,944
Akorn, Inc.(a)(b)(c)	91,700	4,228,287
Allergan, Inc.(a)(c)	11,500	3,808,225
Biogen, Inc.(a)(b)(c)	8,800	2,805,264
Bristol-Meyers Squibb Co.(a)	37,816	2,482,242
Cardiome Pharma Corp.(c)	193,800	1,757,766
Cerner Corp.(a)(c)	9,500	681,340
Cigna Corp.(a)	18,600	2,679,516
Community Health Systems, Inc.(a)(b)(c)	12,500	731,375
Corindus Vascular Robotics, Inc.(a)(c)	233,200	846,516
Dynavax Technologies Corp.(a)(b)(c)	40,600	1,194,046
Endo International PLC(a)(b)(c)	35,374	3,096,640
Forward Pharma A/S - ADR(a)(c)	39,400	1,278,924
Gilead Sciences, Inc.(a)(b)	8,300	978,238
GW Pharmaceuticals PLC - ADR(a)(b)(c)	20,600	2,358,906
HCA Holdings, Inc.(a)(b)(c)	17,215	1,601,167
Healthways, Inc.(a)(c)	198,311	2,510,617
Hologic, Inc.(a)(b)(c)	49,700	2,070,502
Illumina, Inc.(a)(c)	7,200	1,578,960
Intra-Cellular Therapies, Inc.(a)(c)	32,700	951,570
Intrexon Corp.(a)(b)(c)	53,859	3,514,300
Jazz Pharmaceuticals PLC(a)(b)(c)	17,169	3,300,569
MedEquities Realty Trust, Inc.(d)(e)	51,100	830,375
Perrigo Co. PLC(a)	10,650	2,046,930
Select Medical Holdings Corp.(a)(b)	120,900	1,744,587
Sinopharm Group Co., Ltd. - Class H	332,400	1,277,752
Team Health Holdings, Inc.(a)(c)	3,362	226,633

	Shares	Value
Health Care (continued)
Valeant Pharmaceuticals International, Inc.(a)(c)	3,000	$772,590
Veracyte, Inc.(a)(b)(c)	203,535	2,361,006
Vertex Pharmaceuticals, Inc.(c)	4,900	661,500
		56,585,199

Industrials 11.80%
Allison Transmission Holdings, Inc.(a)(b)(e)	180,377	5,263,401
Armstrong World Industries, Inc.(a)(c)	73,500	4,299,750
China Communications Construction Co., Ltd. - Class H	1,271,000	1,632,955
Esterline Technologies Corp.(a)(c)	26,800	2,376,088
IHI Corp.	260,044	1,034,427
Kansas City Southern(a)(b)	79,200	7,855,848
Manitowoc Co., Inc.(a)	78,100	1,380,027
Mitsubishi Heavy Industries, Ltd.	205,000	1,085,416
TransDigm Group, Inc.(a)(c)	14,400	3,258,720
Viasat, Inc.(a)(b)(c)	69,242	4,293,004
Wesco Aircraft Holdings, Inc.(a)(b)(c)	193,200	2,780,148
		35,259,784

Information Technology 15.22%
Alibaba Group Holding, Ltd. - Sponsored ADR(c)	18,800	1,472,792
Cypress Semiconductor Corp.(a)	237,404	2,725,398
Electronics For Imaging, Inc.(a)(c)	55,100	2,518,070
EMC Corp.(a)(b)	112,900	3,035,881
Facebook, Inc. - Class A(a)(c)	58,700	5,518,387
Fujifilm Holdings Corp.	38,500	1,528,227
Google, Inc. - Class A(a)(c)	2,983	1,961,323
Google, Inc. - Class C(c)	3,115	1,948,775
Lam Research Corp.(a)(b)	124,100	9,539,567
LinkedIn Corp. - Class A(a)(c)	6,670	1,355,744
Microsoft Corp.	16,100	751,870
Nintendo Co., Ltd.	9,100	1,601,412
ON Semiconductor Corp.(a)(c)	24,200	257,004
Pandora Media, Inc.(a)(c)	368,400	6,454,368
Salesforce.com, Inc.(a)(c)	50,200	3,679,660
Samsung Electronics Co., Ltd.	1,114	1,128,137
		45,476,615

Materials 2.72%
Axalta Coating Systems, Ltd.(a)(c)	65,000	2,067,650
W.R. Grace & Co.(a)(b)(c)	60,000	6,055,800
		8,123,450

	Shares	Value
Telecommunication Services 1.78%
China Mobile, Ltd.	220,500	$2,886,982
Nippon Telegraph & Telephone Corp.	31,800	1,222,248
Softbank Corp.	21,700	1,204,806
		5,314,036

Utilities 2.70%
Calpine Corp.(a)(b)(c)	406,800	7,444,440
CT Environmental Group, Ltd.(c)	1,784,000	625,941
		8,070,381

TOTAL COMMON STOCKS
(Cost $339,048,169)		367,997,441

EXCHANGE TRADED FUNDS 0.84%
PowerShares DB U.S. Dollar Index Bullish Fund(a)(b)(c)	27,900	709,497
WisdomTree Europe Hedged Equity Fund	28,000	1,795,920
		2,505,417

TOTAL EXCHANGE TRADED FUNDS
(Cost $2,538,543)		2,505,417

PARTICIPATION NOTES 0.87%
Consumer Discretionary 0.56%
Zhengzhou Yutong Bus Co., Ltd - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 11/18/2015(c)	540,000	1,683,560

Consumer Staples 0.31%
Kweichow Moutai Co., Ltd. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 12/09/2015(c)	27,390	912,294

TOTAL PARTICIPATION NOTES
(Cost $1,898,389)		2,595,854

WARRANTS 0.01%(c)
Atlas Mara, Ltd., Strike price $11.50, Expires 12/17/2017(e)	195,720	19,572

TOTAL WARRANTS
(Cost $1,957)		19,572

Description and	Principal
Maturity Date	Amount	Value
CORPORATE BONDS 1.51%
Citigroup, Inc.
Series N, Perpetual Maturity, 5.800%(f)(g)	$1,900,000	$1,913,300
Goldman Sachs Group, Inc.
Series M, Perpetual Maturity, 5.375%(a)(f)(g)	700,000	696,675
JPMorgan Chase & Co.
Series Z, Perpetual Maturity, 5.300%(f)(g)	1,900,000	1,897,910

TOTAL CORPORATE BONDS
(Cost $4,512,183)		4,507,885

ASSET/MORTGAGE BACKED SECURITIES 0.45%
Federal National Mortgage Association
Series AM8004, 02/01/2027, 2.720%	1,388,646	1,356,606

TOTAL ASSET/MORTGAGE BACKED SECURITIES
(Cost $1,383,438)		1,356,606

GOVERNMENT & AGENCY OBLIGATIONS 1.59%
U.S. Treasury Bonds
08/15/2040, 3.875% (a)	4,000,000	4,735,000

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $4,654,648)		4,735,000

MUNICIPAL BONDS 0.79%
New York 0.79%
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
02/01/2026, 3.000%	2,400,000	2,358,552

TOTAL MUNICIPAL BONDS
(Cost $2,384,511)		2,358,552

	Shares	Value
SHORT-TERM INVESTMENTS 16.31%
Money Market Fund 16.31%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio (0.085% 7-day yield)	48,732,903	48,732,903

TOTAL SHORT-TERM INVESTMENTS
(Cost $48,732,903)		48,732,903

		Value

Total Investments - 145.55%
(Cost $405,154,741)		$434,809,230

Liabilities in Excess of Other Assets - (45.55%)(h)		(136,068,717)

NET ASSETS - 100.00%		$298,740,513

	Number of
SCHEDULE OF WRITTEN OPTIONS	Contracts	Value

CALL OPTIONS WRITTEN (0.07%)
Netflix, Inc., Expires September, 2015, Exercise Price $112.14	(120)	$(81,000)
Tempur Sealy International, Inc., Expires August, 2015, Exercise Price $70.00	(244)	(141,520)

TOTAL CALL OPTIONS WRITTEN
(Premiums received $156,074)		(222,520)

TOTAL WRITTEN OPTIONS
(Premiums received $156,074)		$(222,520)

SCHEDULE OF SECURITIES SOLD SHORT (c)	Shares	Value
COMMON STOCKS (20.80%)
Consumer Discretionary (1.79%)
Internet & Catalog Retail (1.07%)
Expedia, Inc.	(26,400)	$(3,206,016)

Textiles (0.72%)
Coach, Inc.	(68,500)	(2,137,200)

TOTAL CONSUMER DISCRETIONARY		(5,343,216)

Financials (4.29%)
Commercial Banks (1.60%)
Comerica, Inc.	(25,500)	(1,209,465)
Cullen/Frost Bankers, Inc.	(16,900)	(1,224,405)
Itau Unibanco Holding S.A. - Sponsored Preferred ADR	(162,500)	(1,410,500)
Seven Bank, Ltd.	(196,900)	(938,943)
		(4,783,313)
Consumer Finance (2.69%)
American Express Co.	(73,600)	(5,598,016)
Santander Consumer USA Holdings, Inc.	(100,700)	(2,434,926)
		(8,032,942)

TOTAL FINANCIALS		(12,816,255)

SCHEDULE OF SECURITIES SOLD SHORT (c) (continued)	Shares	Value
Health Care (6.84%)
Achillion Pharmaceuticals, Inc.	(177,600)	$(1,513,152)
Aetna, Inc.	(6,300)	(711,711)
AmerisourceBergen Corp.	(8,600)	(909,450)
Amgen, Inc.	(11,530)	(2,036,083)
Bruker Corp.	(77,400)	(1,629,270)
Celgene Corp.	(20,100)	(2,638,125)
Eli Lilly & Co.	(7,000)	(591,570)
Express Scripts Holding Co.	(14,600)	(1,315,022)
Merck & Co., Inc.	(37,000)	(2,181,520)
Puma Biotechnology, Inc.	(16,400)	(1,485,840)
Spark Therapeutics, Inc.	(26,400)	(1,622,016)
UnitedHealth Group, Inc.	(26,100)	(3,168,540)
Varian Medical Systems, Inc.	(7,400)	(636,918)
		(20,439,217)

Industrials (3.68%)
Caterpillar, Inc.	(18,800)	(1,478,244)
Cummins, Inc.	(12,000)	(1,554,360)
Flowserve Corp.	(44,800)	(2,105,152)
Keppel Corp., Ltd.	(238,500)	(1,303,896)
Komatsu, Ltd.	(39,200)	(725,896)
Kone OYJ, B Shares	(38,100)	(1,596,742)
Rolls-Royce Holdings PLC	(7)	(87)
Rolls-Royce Holdings Preference - C Shares(d)	(508)	(1)
Triumph Group, Inc.	(11,400)	(613,890)
WW Grainger, Inc.	(7,100)	(1,623,841)
		(11,002,109)

Information Technology (1.56%)
International Business Machines Corp.	(28,710)	(4,650,733)

Materials (2.64%)
Anglo American PLC	(123,349)	(1,562,599)
BHP Billiton, Ltd.	(165,152)	(3,192,989)
Rio Tinto PLC - Sponsored ADR	(81,300)	(3,139,806)
		(7,895,394)

TOTAL COMMON STOCKS
(Proceeds $64,107,444)		(62,146,924)

EXCHANGE TRADED FUNDS (27.79%)
Health Care Select Sector SPDR® Fund	(76,800)	(5,882,112)
iShares® MSCI Brazil Capped ETF	(89,500)	(2,567,755)
iShares® MSCI Emerging Markets ETF	(370,551)	(13,754,853)
iShares® MSCI Malaysia ETF	(91,000)	(1,105,650)
iShares® MSCI South Korea Capped Fund	(105,800)	(5,414,844)
iShares® Nasdaq Biotechnology ETF	(12,588)	(4,815,288)
iShares® Russell 2000® ETF	(37,000)	(4,549,520)
Market Vectors® Oil Service ETF	(142,000)	(4,441,760)

SCHEDULE OF SECURITIES SOLD SHORT (c) (continued)	Shares	Value
EXCHANGE TRADED FUNDS (continued)
Market Vectors® Russia ETF	(301,600)	$(5,118,152)
Market Vectors® Semiconductor ETF	(108,700)	(5,668,705)
SPDR® S&P 500® ETF Trust	(92,250)	(19,418,625)
Technology Select Sector SPDR® Fund	(129,500)	(5,514,110)
United States Oil Fund LP	(305,300)	(4,759,627)

TOTAL EXCHANGE TRADED FUNDS
(Proceeds $83,781,063)		(83,011,001)

TOTAL SECURITIES SOLD SHORT
(Proceeds $147,888,507)		$(145,157,925)

(a)
Pledged security; a portion or all of the security is pledged as collateral for written options, securities sold short, or borrowings. As of July 31, 2015, the aggregate market value of those securities was $296,649,075 representing 99.30% of net assets. (See Note 1 and Note 3)

(b)	Loaned security; a portion or all of the security is on loan as of July 31, 2015.
(c)	Non-income producing security.
(d)
Fair valued security; valued by management in accordance with procedures approved by the Fund's Board of Trustees. As of July 31, 2015, these securities had an aggregate market value of $3,006,374 or 1.01% of total net assets.

(e)
Security exempt from registration of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of July 31, 2015, these securities had an aggregate market value of $11,641,202 or 3.90% of net assets.

(f)	Floating or variable rate security - rate disclosed as of July 31, 2015.
(g)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(h)	Includes cash which is being held as collateral for total return swap contracts or futures contracts.

FUTURES CONTRACTS

			Expiration	Underlying Face	Unrealized
Description	Position	Contracts	Date	Amount at Value	Appreciation
Foreign Currency Contracts
Japanese Yen Currency Future	Short	94	09/15/2015	$(9,479,313)	$108,265
				$(9,479,313)	$108,265

TOTAL RETURN SWAP CONTRACTS

	Reference	Notional	Floating Rate	Floating	Termination	Net Unrealized
Counter Party	Entity/Obligation	Amount	Paid by the Fund	Rate Index	Date	Appreciation
Credit Suisse	Bharti Airtel, Ltd.	$1,408,630	75 bps + 1M LIBOR	1 M LIBOR	11/30/2015	$198,348
Morgan Stanley	Bharti Infratel, Ltd.	1,082,239	30 bps + 1D FEDEF	1 D FEDEF	12/27/2016	626,761
Credit Suisse	Coal India, Ltd.	2,212,921	75 bps + 1M LIBOR	1 M LIBOR	11/30/2015	377,033
Morgan Stanley	Hon Hai Precision Industry Co., Ltd.	(627,585)	50 bps - 1D FEDEF	1 D FEDEF	12/27/2016	27,161
Morgan Stanley	Housing Development Finance Corp.	1,102,791	30 bps + 1D FEDEF	1 D FEDEF	12/27/2016	161,342
Credit Suisse	Larsen & Toubro, Ltd.	1,859,616	75 bps + 1M LIBOR	1 M LIBOR	11/30/2015	68,015
Credit Suisse	Mahindra & Mahindra, Ltd.	314,890	75 bps + 1M LIBOR	1 M LIBOR	11/30/2015	4,030
Morgan Stanley	Mahindra & Mahindra, Ltd.	1,291,778	30 bps + 1D FEDEF	1 D FEDEF	12/27/2016	25,626
Credit Suisse	Ultratech Cement, Ltd.	1,913,337	75 bps + 1M LIBOR	1 M LIBOR	11/30/2015	168,196
Morgan Stanley	Zhengzhou Yutong Bus Co., Ltd.	297,129	55 bps + 1D FEDEF	1 D FEDEF	01/05/2017	1,235
		$10,855,746				$1,657,747

	Reference	Notional	Floating Rate	Floating	Termination	Net Unrealized
Counter Party	Entity/Obligation	Amount	Paid by the Fund	Rate Index	Date	Depreciation
Credit Suisse	Adani Ports	$1,281,089	75 bps + 1M LIBOR	1 M LIBOR	11/30/2015	$(25,663)
Morgan Stanley	Hermes Microvision, Inc.	(949,016)	562.5 bps - 1D FEDEF	1 D FEDEF	05/04/2017	(1,975)
Credit Suisse	ICICI Bank, Ltd.	1,205,596	75 bps + 1M LIBOR	1 M LIBOR	11/30/2015	(206,257)
Credit Suisse	Shriram Transport Finance Co., Ltd.	1,477,744	75 bps + 1M LIBOR	1 M LIBOR	11/30/2015	(255,829)
		$3,015,413				$(489,724)
		$13,871,159				$1,168,023

Clough Global Opportunities Fund
STATEMENT OF INVESTMENTS
July 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS 113.04%
Consumer Discretionary 27.62%
Diversified Consumer Services 2.65%
Service Corp. International(a)(b)	211,400	$6,449,814
Starbucks Corp.(a)	225,600	13,069,008
		19,518,822

Hotels 1.71%
Melco Crown Entertainment, Ltd. - ADR	142,800	2,945,964
SeaWorld Entertainment, Inc.(a)	369,400	6,405,396
Skylark Co., Ltd.	226,000	3,271,424
		12,622,784

Household Durables 7.38%
DR Horton, Inc.(a)(b)	613,462	18,213,687
Lennar Corp. - Class A(a)(b)	397,700	21,094,008
PulteGroup, Inc.(a)	154,651	3,204,368
Tempur Sealy International, Inc.(a)(c)	156,100	11,793,355
		54,305,418

Internet & Catalog Retail 3.97%
JD.com, Inc. - ADR(a)(c)	112,200	3,705,966
Liberty Ventures - Series A(a)(b)(c)	481,471	19,971,417
NetFlix, Inc.(a)(b)(c)	48,583	5,553,523
		29,230,906

Media 8.74%
AMC Entertainment Holdings, Inc. - Class A(a)	266,600	8,597,850
Comcast Corp. - Class A(a)	193,300	12,063,853
IMAX Corp.(a)(c)	106,800	3,995,388
Liberty Broadband Corp. - Class A(a)(b)(c)	52,014	2,807,196
Liberty Broadband Corp. - Class C(a)(b)(c)	250,367	13,402,145
Liberty Media Corp. - Class A(a)(b)(c)	208,056	7,864,517
Liberty Media Corp. - Class C(a)(b)(c)	201,912	7,612,082
Lions Gate Entertainment Corp.(a)	203,000	7,953,540
		64,296,571

Multiline Retailing 0.34%
Don Quijote Holdings Co., Ltd.	58,000	2,475,653

	Shares	Value
Consumer Discretionary (continued)
Specialty Retail 1.85%
Signet Jewelers, Ltd.(a)(b)	112,246	$13,606,460

Textiles 0.98%
Carter's, Inc.(a)	43,200	4,380,912
Samsonite International S.A.	871,200	2,843,203
		7,224,115

TOTAL CONSUMER DISCRETIONARY		203,280,729

Consumer Staples 0.25%
Suntory Beverage & Food, Ltd.	44,500	1,881,470

Energy 5.88%
China Petroleum & Chemical Corp. - Class H	3,414,000	2,589,466
Fairway Energy Partners LLC(c)(d)(e)	536,000	5,360,000
HollyFrontier Corp.(a)(b)	155,100	7,485,126
Marathon Petroleum Corp.(a)	128,600	7,030,562
Phillips 66(a)(b)	118,581	9,427,190
Tesoro Corp.(a)	39,974	3,891,069
Valero Energy Corp.(a)(b)	114,200	7,491,520
		43,274,933

Financials 29.07%
Business Development Corporations 0.30%
Golub Capital BDC, Inc.(a)	133,200	2,171,160

Capital Markets 2.99%
Atlas Mara, Ltd.(c)(e)	764,522	4,587,132
Daiwa Securities Group, Inc.	420,000	3,265,857
Morgan Stanley(a)(b)	364,913	14,173,221
		22,026,210

Commercial Banks 3.26%
BOC Hong Kong Holdings, Ltd.	601,000	2,422,668
First Republic Bank(a)(b)	94,800	6,047,292
Mitsubishi UFJ Financial Group, Inc.	659,000	4,785,573
Mizuho Financial Group, Inc.	2,319,300	5,013,439
Sumitomo Mitsui Financial Group, Ltd.	127,600	5,707,947
		23,976,919

Diversified Financials 9.23%
Bank of America Corp.(a)(b)	1,641,710	29,353,775
Citigroup, Inc.(a)(b)	528,525	30,897,571
JPMorgan Chase & Co.(a)	112,300	7,695,919
		67,947,265

	Shares	Value
Financials (continued)
Insurance 2.64%
American International Group, Inc.(a)	303,000	$19,428,360

Real Estate Investment Trusts 5.80%
Health Care REIT, Inc.(a)	87,800	6,090,686
Healthcare Trust of America, Inc., Class A(a)	182,600	4,588,738
Ladder Capital Corp.(a)	208,196	3,270,759
PennyMac Mortgage Investment Trust(a)	442,791	7,863,968
Starwood Property Trust, Inc.(a)	212,500	4,624,000
Two Harbors Investment Corp.(a)	1,593,200	16,282,504
		42,720,655

Real Estate Management & Development 0.42%
LEOPALACE 21 Corp.(c)	566,800	3,100,742

Thrifts & Mortgage Finance 4.43%
MGIC Investment Corp.(a)(b)(c)	1,503,731	16,646,302
Radian Group, Inc.(a)(b)	863,400	15,938,364
		32,584,666

TOTAL FINANCIALS		213,955,977

Health Care 18.18%
3SBio, Inc.(c)(e)	14,500	17,095
Acceleron Pharma, Inc.(a)(b)(c)	85,796	2,457,197
Akorn, Inc.(a)(b)(c)	199,400	9,194,334
Allergan, Inc.(a)(c)	28,600	9,470,890
Biogen, Inc.(a)(b)(c)	21,600	6,885,648
Bristol-Meyers Squibb Co.(a)	93,500	6,137,340
Cardiome Pharma Corp.(c)	489,800	4,442,486
Cerner Corp.(a)(c)	23,700	1,699,764
Cigna Corp.(a)	46,000	6,626,760
Community Health Systems, Inc.(a)(b)(c)	31,200	1,825,512
Corindus Vascular Robotics, Inc.(a)(c)	577,300	2,095,599
Dynavax Technologies Corp.(a)(b)(c)	101,099	2,973,322
Endo International PLC(a)(b)(c)	87,927	7,697,130
Forward Pharma A/S - ADR(a)(b)(c)	98,100	3,184,326
Gilead Sciences, Inc.(a)(b)	20,800	2,451,488
GW Pharmaceuticals PLC - ADR(a)(b)(c)	50,900	5,828,559
HCA Holdings, Inc.(a)(b)(c)	42,847	3,985,199
Healthways, Inc.(a)(c)	501,033	6,343,078
Hologic, Inc.(a)(b)(c)	124,100	5,170,006
Illumina, Inc.(a)(b)(c)	17,900	3,925,470
Intra-Cellular Therapies, Inc.(a)(c)	81,400	2,368,740
Intrexon Corp.(a)(b)(c)	134,023	8,745,001
Jazz Pharmaceuticals PLC(a)(b)(c)	42,743	8,216,914
Perrigo Co. PLC(a)(b)	26,714	5,134,431

	Shares	Value
Health Care (continued)
Select Medical Holdings Corp.(a)(b)	302,883	$4,370,602
Sinopharm Group Co., Ltd. - Class H	829,200	3,187,462
Team Health Holdings, Inc.(a)(c)	8,547	576,153
Valeant Pharmaceuticals International, Inc.(a)(c)	7,600	1,957,228
Veracyte, Inc.(a)(c)	449,326	5,212,182
Vertex Pharmaceuticals, Inc.(c)	12,400	1,674,000
		133,853,916

Industrials 11.74%
Allison Transmission Holdings, Inc.(a)(b)(e)	450,010	13,131,292
Armstrong World Industries, Inc.(a)(b)(c)	184,200	10,775,700
China Communications Construction Co., Ltd. - Class H	3,147,000	4,043,202
Esterline Technologies Corp.(a)(c)	66,700	5,913,622
IHI Corp.	522,000	2,076,459
Kansas City Southern(a)(b)	195,500	19,391,645
Manitowoc Co., Inc.(a)	193,600	3,420,912
Mitsubishi Heavy Industries, Ltd.	527,000	2,790,313
TransDigm Group, Inc.(a)(c)	35,800	8,101,540
Viasat, Inc.(a)(b)(c)	158,435	9,822,970
Wesco Aircraft Holdings, Inc.(a)(b)(c)	480,900	6,920,151
		86,387,806

Information Technology 13.02%
Alibaba Group Holding, Ltd. - Sponsored ADR(a)(c)	46,600	3,650,644
Cypress Semiconductor Corp.(a)	593,568	6,814,161
EMC Corp.(a)(b)	281,700	7,574,913
Facebook, Inc. - Class A(a)(b)(c)	146,500	13,772,465
Fujifilm Holdings Corp.	96,400	3,826,520
Google, Inc. - Class A(a)(c)	7,436	4,889,170
Google, Inc. - Class C(a)(c)	7,815	4,889,142
Lam Research Corp.(a)(b)	277,800	21,354,486
LinkedIn Corp. - Class A(a)(c)	16,560	3,365,986
Microsoft Corp.(a)	39,900	1,863,330
Nintendo Co., Ltd.	22,900	4,029,927
ON Semiconductor Corp.(a)(c)	59,933	636,488
Pandora Media, Inc.(a)(c)	409,000	7,165,680
Salesforce.com, Inc.(a)(b)(c)	125,500	9,199,150
Samsung Electronics Co., Ltd.	2,743	2,777,811
		95,809,873

Materials 2.76%
Axalta Coating Systems, Ltd.(a)(b)(c)	162,700	5,175,487

	Shares	Value
Materials (continued)
W.R. Grace & Co.(a)(b)(c)	149,700	$15,109,221
		20,284,708

Telecommunication Services 1.80%
China Mobile, Ltd.	547,000	7,161,810
Nippon Telegraph & Telephone Corp.	80,200	3,082,525
Softbank Corp.	53,800	2,987,032
		13,231,367

Utilities 2.72%
Calpine Corp.(a)(b)(c)	1,010,000	18,483,000
CT Environmental Group, Ltd.(c)	4,488,000	1,574,676
		20,057,676

TOTAL COMMON STOCKS
(Cost $772,917,815)		832,018,455

EXCHANGE TRADED FUNDS 0.84%
PowerShares DB U.S. Dollar Index Bullish Fund(a)(b)(c)	69,304	1,762,401
WisdomTree Europe Hedged Equity Fund(a)	69,500	4,457,730
		6,220,131

TOTAL EXCHANGE TRADED FUNDS
(Cost $6,302,340)		6,220,131

PARTICIPATION NOTES 0.88%
Consumer Discretionary 0.57%
Zhengzhou Yutong Bus Co., Ltd - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 11/18/2015(c)	1,345,050	4,193,466

Consumer Staples 0.31%
Kweichow Moutai Co., Ltd. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 12/09/2015(c)	68,310	2,275,240

TOTAL PARTICIPATION NOTES
(Cost $4,730,826)		6,468,706

	Shares	Value

WARRANTS 0.01%(c)
Atlas Mara, Ltd., Strike price $11.50, Expires 12/17/2017(e)	487,322	$48,732

TOTAL WARRANTS
(Cost $4,873)		48,732

Description and	Principal
Maturity Date	Amount	Value
CORPORATE BONDS 8.39%
Amazon.com, Inc.
12/05/2021, 3.300%	$4,000,000	4,073,920
American Express Co.
Series C, Perpetual Maturity, 4.900%(a)(f)(g)	7,200,000	7,054,200
Bank of America Corp.
Series AA, Perpetual Maturity, 6.100%(f)(g)	4,800,000	4,784,400
Citigroup, Inc.
Series N, Perpetual Maturity, 5.800%(f)(g)	4,800,000	4,833,600
Series P, Perpetual Maturity, 5.950%(f)(g)	5,600,000	5,467,000
Citizens Financial Group, Inc.
Perpetual Maturity, 5.500% (e)(f)(g)	3,825,000	3,763,226
Goldman Sachs Group, Inc.
Series M, Perpetual Maturity, 5.375%(a)(f)(g)	8,350,000	8,310,338
JPMorgan Chase & Co.
Series Z, Perpetual Maturity, 5.300%(f)(g)	4,800,000	4,794,720
Metlife, Inc.
Series C, Perpetual Maturity, 5.250%(f)(g)	4,800,000	4,800,000
Prudential Financial, Inc.
03/15/2044, 5.200% (f)	4,000,000	3,916,572
Textron Financial Corp.
02/15/2067, 6.000% (a)(e)(f)	8,200,000	6,662,500
Wells Fargo & Co.
Series S, Perpetual Maturity, 5.900%(f)(g)	3,250,000	3,276,650

TOTAL CORPORATE BONDS
(Cost $62,789,013)		61,737,126

ASSET/MORTGAGE BACKED SECURITIES 3.18%
Federal National Mortgage Association
Series AM8004, 02/01/2027, 2.720%	3,471,614	3,391,515

Description and	Principal
Maturity Date	Amount	Value
ASSET/MORTGAGE BACKED SECURITIES (continued)
Government National Mortgage Association
Series 2014-155, Class VA, 03/16/2037, 3.000%	$3,892,598	$3,948,747
Series 2012-19, Class AC, 03/16/2039, 2.274%	4,000,000	4,024,470
Series 2014-86, Class A, 11/16/2040, 2.650%	2,849,372	2,904,695
Series 2015-22, Class A, 08/16/2047, 2.400%	3,759,198	3,779,970
Series 2015-2, Class VA, 12/16/2049, 2.500%	5,474,862	5,374,056

TOTAL ASSET/MORTGAGE BACKED SECURITIES
(Cost $23,808,326)		23,423,453

GOVERNMENT & AGENCY OBLIGATIONS 2.55%
U.S. Treasury Bonds
08/15/2040, 3.875% (a)	9,000,000	10,653,750
05/15/2042, 3.000%	8,000,000	8,153,128

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $18,462,350)		18,806,878

MUNICIPAL BONDS 1.35%
New York 1.35%
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
02/01/2026, 3.000%	10,100,000	9,925,573

TOTAL MUNICIPAL BONDS
(Cost $10,040,521)		9,925,573

	Shares	Value
SHORT-TERM INVESTMENTS 14.26%
Money Market Fund 14.26%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio (0.085% 7-day yield)	104,979,646	104,979,646

TOTAL SHORT-TERM INVESTMENTS
(Cost $104,979,646)		104,979,646

Total Investments - 144.50%
(Cost $1,004,035,710)		1,063,628,700

Liabilities in Excess of Other Assets - (44.50%)(h)		(327,564,843)

NET ASSETS - 100.00%		$736,063,857

	Number of
SCHEDULE OF WRITTEN OPTIONS	Contracts	Value

CALL OPTIONS WRITTEN (0.08%)
Netflix, Inc., Expires September, 2015, Exercise Price $112.14	(303)	$(204,525)
Tempur Sealy International, Inc., Expires August, 2015, Exercise Price $70.00	(609)	(353,220)

TOTAL CALL OPTIONS WRITTEN
(Premiums received $391,307)		(557,745)

TOTAL WRITTEN OPTIONS
(Premiums received $391,307)		$(557,745)

SCHEDULE OF SECURITIES SOLD SHORT (c)	Shares	Value
COMMON STOCKS (20.91%)
Consumer Discretionary (1.74%)
Internet & Catalog Retail (1.02%)
Expedia, Inc.	(61,700)	$(7,492,848)

Textiles (0.72%)
Coach, Inc.	(170,500)	(5,319,600)

TOTAL CONSUMER DISCRETIONARY		(12,812,448)

Financials (4.32%)
Commercial Banks (1.61%)
Comerica, Inc.	(63,200)	(2,997,576)
Cullen/Frost Bankers, Inc.	(41,900)	(3,035,655)
Itau Unibanco Holding S.A. - Sponsored Preferred ADR	(405,860)	(3,522,865)
Seven Bank, Ltd.	(486,700)	(2,320,891)
		(11,876,987)
Consumer Finance (2.71%)
American Express Co.	(182,400)	(13,873,344)
Santander Consumer USA Holdings, Inc.	(249,400)	(6,030,492)
		(19,903,836)

TOTAL FINANCIALS		(31,780,823)

Health Care (6.90%)
Achillion Pharmaceuticals, Inc.	(439,300)	(3,742,836)
Aetna, Inc.	(15,900)	(1,796,223)
AmerisourceBergen Corp.	(21,300)	(2,252,475)
Amgen, Inc.	(28,550)	(5,041,645)
Bruker Corp.	(191,700)	(4,035,285)
Celgene Corp.	(50,300)	(6,601,875)
Eli Lilly & Co.	(17,400)	(1,470,474)

SCHEDULE OF SECURITIES SOLD SHORT (c) (continued)	Shares	Value
Health Care (continued)
Express Scripts Holding Co.	(36,500)	$(3,287,555)
Merck & Co., Inc.	(91,600)	(5,400,736)
Puma Biotechnology, Inc.	(40,700)	(3,687,420)
Spark Therapeutics, Inc.	(65,700)	(4,036,608)
UnitedHealth Group, Inc.	(64,900)	(7,878,860)
Varian Medical Systems, Inc.	(18,200)	(1,566,474)
		(50,798,466)

Industrials (3.72%)
Caterpillar, Inc.	(47,000)	(3,695,610)
Cummins, Inc.	(29,700)	(3,847,041)
Flowserve Corp.	(111,400)	(5,234,686)
Keppel Corp., Ltd.	(590,500)	(3,228,305)
Komatsu, Ltd.	(97,600)	(1,807,334)
Kone OYJ, B Shares	(94,300)	(3,952,042)
Rolls-Royce Holdings PLC	(19)	(235)
Rolls-Royce Holdings Preference - C Shares(d)	(1,258)	(2)
Triumph Group, Inc.	(28,600)	(1,540,110)
WW Grainger, Inc.	(17,900)	(4,093,909)
		(27,399,274)

Information Technology (1.57%)
International Business Machines Corp.	(71,240)	(11,540,168)

Materials (2.66%)
Anglo American PLC	(308,113)	(3,903,210)
BHP Billiton, Ltd.	(408,563)	(7,899,008)
Rio Tinto PLC - Sponsored ADR	(201,100)	(7,766,482)
		(19,568,700)

TOTAL COMMON STOCKS
(Proceeds $158,808,251)		(153,899,879)

EXCHANGE TRADED FUNDS (28.37%)
Health Care Select Sector SPDR® Fund	(192,200)	(14,720,598)
iShares® MSCI Brazil Capped ETF	(222,500)	(6,383,525)
iShares® MSCI Emerging Markets ETF	(921,765)	(34,215,917)
iShares® MSCI Malaysia ETF	(226,000)	(2,745,900)
iShares® MSCI South Korea Capped Fund	(262,500)	(13,434,750)
iShares® Nasdaq Biotechnology ETF	(31,443)	(12,027,891)
iShares® Russell 2000® ETF	(92,852)	(11,417,082)
Market Vectors® Oil Service ETF	(350,900)	(10,976,152)
Market Vectors® Russia ETF	(752,135)	(12,763,731)
Market Vectors® Semiconductor ETF	(268,095)	(13,981,154)
SPDR® S&P 500® ETF Trust	(240,550)	(50,635,775)
Technology Select Sector SPDR® Fund	(323,100)	(13,757,598)

SCHEDULE OF SECURITIES SOLD SHORT (c) (continued)	Shares	Value
EXCHANGE TRADED FUNDS (continued)
United States Oil Fund LP	(755,800)	$(11,782,922)

TOTAL EXCHANGE TRADED FUNDS
(Proceeds $210,167,886)		(208,842,995)

TOTAL SECURITIES SOLD SHORT
(Proceeds $368,976,137)		$(362,742,874)

(a)
Pledged security; a portion or all of the security is pledged as collateral for written options, securities sold short, or borrowings. As of July 31, 2015, the aggregate market value of those securities was $737,279,560 representing 100.17% of net assets. (See Note 1 and Note 3)

(b)	Loaned security; a portion or all of the security is on loan as of July 31, 2015.
(c)	Non-income producing security.
(d)
Fair valued security; valued by management in accordance with procedures approved by the Fund's Board of Trustees. As of July 31, 2015, these securities had an aggregate market value of $5,359,998 or 0.73% of total net assets.

(e)
Security exempt from registration of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of July 31, 2015, these securities had an aggregate market value of $33,569,977 or 4.56% of net assets.

(f)	Floating or variable rate security - rate disclosed as of July 31, 2015.
(g)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(h)	Includes cash which is being held as collateral for total return swap contracts or futures contracts.

FUTURES CONTRACTS

			Expiration	Underlying Face	Unrealized
Description	Position	Contracts	Date	Amount at Value	Appreciation
Foreign Currency Contracts
Japanese Yen Currency Future	Short	233	09/15/2015	$(23,496,594)	$268,358
				$(23,496,594)	$268,358

TOTAL RETURN SWAP CONTRACTS

	Reference	Notional	Floating Rate	Floating	Termination	Net Unrealized
Counter Party	Entity/Obligation	Amount	Paid by the Fund	Rate Index	Date	Appreciation
Credit Suisse	Bharti Airtel, Ltd.	$3,515,155	75 bps + 1M LIBOR	1 M LIBOR	11/30/2015	$494,968
Morgan Stanley	Bharti Infratel, Ltd.	2,828,389	30 bps + 1D FEDEF	1 D FEDEF	12/27/2016	1,657,292
Credit Suisse	Coal India, Ltd.	5,563,647	75 bps + 1M LIBOR	1 M LIBOR	11/30/2015	947,924
Morgan Stanley	Hon Hai Precision Industry Co., Ltd.	(1,570,465)	50 bps - 1D FEDEF	1 D FEDEF	12/27/2016	67,967
Morgan Stanley	Housing Development Finance Corp.	2,767,835	30 bps + 1D FEDEF	1 D FEDEF	12/27/2016	406,924
Credit Suisse	Larsen & Toubro, Ltd.	4,635,496	75 bps + 1M LIBOR	1 M LIBOR	11/30/2015	169,614
Credit Suisse	Mahindra & Mahindra, Ltd.	778,280	75 bps + 1M LIBOR	1 M LIBOR	11/30/2015	9,959
Morgan Stanley	Mahindra & Mahindra, Ltd.	3,220,781	30 bps + 1D FEDEF	1 D FEDEF	12/27/2016	63,839
Credit Suisse	Ultratech Cement, Ltd.	4,740,540	75 bps + 1M LIBOR	1 M LIBOR	11/30/2015	417,050
Morgan Stanley	Zhengzhou Yutong Bus Co., Ltd.	734,596	55 bps + 1D FEDEF	1 D FEDEF	01/05/2017	3,053
		$27,214,254				$4,238,590

	Reference	Notional	Floating Rate	Floating	Termination	Net Unrealized
Counter Party	Entity/Obligation	Amount	Paid by the Fund	Rate Index	Date	Depreciation
Morgan Stanley	Hermes Microvision, Inc.	$(2,382,434)	562.5 bps - 1D FEDEF	1 D FEDEF	05/04/2017	$(6,594)
Credit Suisse	ICICI Bank, Ltd.	3,007,018	75 bps + 1M LIBOR	1 M LIBOR	11/30/2015	(514,449)
Credit Suisse	Shriram Transport Finance Co., Ltd.	3,670,385	75 bps + 1M LIBOR	1 M LIBOR	11/30/2015	(637,023)
		$4,294,969				$(1,158,066)
		$31,509,223				$3,080,524

Abbreviations:

1D FEDEF - Federal Funds Effective Rate (Daily)
ADR - American Depositary Receipt
bps - Basis Points
ETF - Exchange Traded Fund
1 M LIBOR - London Interbank Offered Rate (Monthly)
Ltd. - Limited
MSCI - Morgan Stanley Capital International
OYJ - Osakeyhtio is the Finnish equivalent of a public limited company.
PLC - Public Limited Company
S.A. - Generally designates corporations in various countries, mostly those employing the civil law.
S&P - Standard & Poor's
SPDR - Standard & Poor's Depositary Receipt

For Fund compliance purposes, each Fund’s industry classifications refer to any one of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by each Fund's management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Quarterly Statement of Investments.

CLOUGH GLOBAL FUNDS
NOTES TO QUARTERLY STATEMENT OF INVESTMENTS
JULY 31, 2015 (UNAUDITED)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Clough Global Allocation Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund (the “Funds”), are closed-end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”). The Funds were organized under the laws of the state of Delaware by an Amended Agreement and Declaration of Trust dated April 27, 2004 and January 25, 2005, respectively for Clough Global Allocation Fund and Clough Global Equity Fund, and an Agreement and Declaration of Trust dated January 12, 2006, for Clough Global Opportunities Fund. The Funds were previously registered as non-diversified investment companies. As a result of ongoing operations, each of the Funds became a diversified company. The Funds may not resume operating in a non-diversified manner without first obtaining shareholder approval.  Each Fund’s investment objective is to provide a high level of total return. Each Declaration of Trust provides that the Board of Trustees may authorize separate classes of shares of beneficial interest.  The common shares of Clough Global Allocation Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund are listed on the NYSE MKT and trade under the ticker symbols “GLV”, “GLQ” and “GLO” respectively.

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Statement of Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Statement of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Statement of Investments may differ from the value the Funds ultimately realize upon sale of the securities. Each Fund is considered an investment company for financial reporting purposes under GAAP.  The Statement of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE” or the “Exchange”) on July 31, 2015.

The net asset value per share of each Fund is determined no less frequently than daily, on each day that the Exchange is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when a Fund is not open for business. As a result, each Fund’s net asset value may change at times when it is not possible to purchase or sell shares of a Fund.

Investment Valuation: Securities held by each Fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded.  In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Funds price their portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined by the board-appointed fair valuation committee. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services or dealers at the mean between the latest available bid and asked prices. As authorized by the Board of Trustees, debt securities (including short-term obligations that will mature in 60 days or less) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities or a matrix method which considers yield or price of comparable bonds provided by a pricing service. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Exchange-traded options are valued at closing settlement prices. Total return swaps are priced based on valuations provided by a Board approved independent third party pricing agent.  If a total return swap price cannot be obtained from an independent third party pricing agent the Fund shall seek to obtain a bid price from at least one independent and/or executing broker.

If the price of a security is unavailable in accordance with the aforementioned pricing procedures, or the price of a security is unreliable, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined by management pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that a Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that a Fund could actually receive on a sale of the security.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used as of July 31, 2015, in valuing each Fund’s investments carried at value.  The Funds recognize transfers between the levels as of the end of the period in which the transfer occurred.  There were no transfers between Levels 1 and 2 during the period ending July 31, 2015.

Clough Global Allocation Fund

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$48,716,678	$–	$–	$48,716,678
Consumer Staples	448,170	–	–	448,170
Energy	9,162,203	1,307,000	–	10,469,203
Financials	54,406,819	–	–	54,406,819
Health Care	32,267,540	–	–	32,267,540
Industrials	20,837,828	–	–	20,837,828
Information Technology	23,165,265	–	–	23,165,265
Materials	4,433,516	–	–	4,433,516
Telecommunication Services	3,180,309	–	–	3,180,309
Utilities	4,859,750	–	–	4,859,750
Exchange Traded Funds	1,502,233	–	–	1,502,233
Closed-End Funds	7,999,304	–	–	7,999,304
Participation Notes	–	1,558,385	–	1,558,385
Warrants	11,696	–	–	11,696
Corporate Bonds	–	15,315,113	–	15,315,113
Asset/Mortgage Backed Securities	–	5,067,902	–	5,067,902
Government & Agency Obligations	–	4,405,782	–	4,405,782
Municipal Bonds	–	2,456,825	–	2,456,825
Short-Term Investments
Money Market Fund	16,336,658	–	–	16,336,658
TOTAL	$227,327,969	$30,111,007	$–	$257,438,976

Other Financial Instruments
Assets
Futures Contracts**	$64,498	$–	$–	$64,498

Total Return Swap Contracts**	–	1,015,755	–	1,015,755

Liabilities
Written Options	(135,210)	–	–	(135,210)
Securities Sold Short
Common Stocks
Consumer Discretionary	(3,061,584)	–	–	(3,061,584)
Financials	(7,687,693)	–	–	(7,687,693)
Health Care	(12,279,791)	–	–	(12,279,791)
Industrials	(6,612,935)	(1)	–	(6,612,936)
Information Technology	(2,802,427)	–	–	(2,802,427)

Clough Global Allocation Fund (continued)
Other Financial Instruments
Materials	(4,745,888)	–	–	(4,745,888)
Exchange Traded Funds	(50,299,880)	–	–	(50,299,880)
Total Return Swap Contracts**	–	(280,035)	–	(280,035)
TOTAL	$(87,560,910)	$735,719	$–	$(86,825,191)

Clough Global Equity Fund

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$90,542,013	$–	$–	$90,542,013
Consumer Staples	739,904	–	–	739,904
Energy	15,517,829	2,176,000	–	17,693,829
Financials	100,192,230	–	–	100,192,230
Health Care	55,754,824	830,375	–	56,585,199
Industrials	35,259,784	–	–	35,259,784
Information Technology	45,476,615	–	–	45,476,615
Materials	8,123,450	–	–	8,123,450
Telecommunication Services	5,314,036	–	–	5,314,036
Utilities	8,070,381	–	–	8,070,381
Exchange Traded Funds	2,505,417	–	–	2,505,417
Participation Notes	–	2,595,854	–	2,595,854
Warrants	19,572	–	–	19,572
Corporate Bonds	–	4,507,885	–	4,507,885
Asset/Mortgage Backed Securities	–	1,356,606	–	1,356,606
Government & Agency Obligations	–	4,735,000	–	4,735,000
Municipal Bonds	–	2,358,552	–	2,358,552
Short-Term Investments
Money Market Fund	48,732,903	–	–	48,732,903
TOTAL	$416,248,958	$18,560,272	$–	$434,809,230

Other Financial Instruments
Assets
Futures Contracts**	$108,265	$–	$–	$108,265

Total Return Swap Contracts**	–	1,657,747	–	1,657,747

Liabilities
Written Options	(222,520)	–	–	(222,520)
Securities Sold Short
Common Stocks
Consumer Discretionary	(5,343,216)	–	–	(5,343,216)
Financials	(12,816,255)	–	–	(12,816,255)
Health Care	(20,439,217)	–	–	(20,439,217)
Industrials	(11,002,108)	(1)	–	(11,002,109)
Information Technology	(4,650,733)	–	–	(4,650,733)
Materials	(7,895,394)	–	–	(7,895,394)
Exchange Traded Funds	(83,011,001)	–	–	(83,011,001)
Total Return Swap Contracts**	–	(489,724)	–	(489,724)
TOTAL	$(145,272,179)	$1,168,022	$–	$(144,104,157)

Clough Global Opportunities Fund

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$203,280,729	$–	$–	$203,280,729
Consumer Staples	1,881,470	–	–	1,881,470
Energy	37,914,933	5,360,000	–	43,274,933
Financials	213,955,977	–	–	213,955,977
Health Care	133,853,916	–	–	133,853,916
Industrials	86,387,806	–	–	86,387,806
Information Technology	95,809,873	–	–	95,809,873
Materials	20,284,708	–	–	20,284,708
Telecommunication Services	13,231,367	–	–	13,231,367
Utilities	20,057,676	–	–	20,057,676
Exchange Traded Funds	6,220,131	–	–	6,220,131
Participation Notes	–	6,468,706	–	6,468,706
Warrants	48,732	–	–	48,732
Corporate Bonds	–	61,737,126	–	61,737,126
Asset/Mortgage Backed Securities	–	23,423,453	–	23,423,453
Government & Agency Obligations	–	18,806,878	–	18,806,878
Municipal Bonds	–	9,925,573	–	9,925,573
Short-Term Investments
Money Market Fund	104,979,646	–	–	104,979,646
TOTAL	$937,906,964	$125,721,736	$–	$1,063,628,700

Other Financial Instruments
Assets
Futures Contracts**	$268,358	$–	$–	$268,358

Total Return Swap Contracts**	–	4,238,590	–	4,238,590

Liabilities
Written Options	(557,745)	–	–	(557,745)
Securities Sold Short
Common Stocks
Consumer Discretionary	(12,812,448)	–	–	(12,812,448)
Financials	(31,780,823)	–	–	(31,780,823)
Health Care	(50,798,466)	–	–	(50,798,466)
Industrials	(27,399,272)	(2)	–	(27,399,274)
Information Technology	(11,540,168)	–	–	(11,540,168)
Materials	(19,568,700)	–	–	(19,568,700)
Exchange Traded Funds	(208,842,995)	–	–	(208,842,995)
Total Return Swap Contracts**	–	(1,158,066)	–	(1,158,066)
TOTAL	$(363,032,259)	$3,080,522	$–	$(359,951,737)

*	For detailed industry descriptions, see the accompanying Statement of Investments.
**	Swap contracts and futures contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date.

In the event a Board approved independent pricing service is unable to provide an evaluated price for a security or Clough Capital Partners L.P. (the “Adviser” or “Clough”) believes the price provided is not reliable, securities of each Fund may be valued at fair value as described above. In these instances the Adviser may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

On a monthly basis, the Fair Value Committee of each Fund meets and discusses securities that have been fair valued during the preceding month in accordance with the Funds’ Fair Value Procedures and reports quarterly to the Board of Trustees on the results of those meetings.

For the period ended July 31, 2015, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Foreign Securities: Each Fund may invest a portion of its assets in foreign securities. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a foreign currency spot contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of each Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

A foreign currency spot contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. Each Fund may enter into foreign currency spot contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to a Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by a Fund and the resulting unrealized appreciation or depreciation are determined using prevailing forward foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency spot contracts are reported in the Funds’ Statements of Assets and Liabilities as a receivable or a payable and in the Funds’ Statements of Operations with the change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies. These spot contracts are used by the broker to settle investments denominated in foreign currencies.

Short Sales: Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Each Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other liquid securities. Each Fund will also be required to designate on its books and records similar collateral with its custodian to the extent, if any, necessary so that the aggregate collateral value is at all times at least equal to the current market value of the security sold short.
Each Fund may also sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver stock that it holds to close the position if the borrowed stock is called in by the lender, which would cause gain or loss to be recognized on the delivered stock. Each Fund expects normally to close its short sales against-the-box by delivering newly acquired stock.

Derivatives Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts, including, but not limited to, purchased and written options, swaps, futures and warrants. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Each Fund may acquire put and call options and options on stock indices and enter into stock index futures contracts, certain credit derivatives transactions and short sales in connection with its equity investments. In connection with a Fund's investments in debt securities, it may enter into related derivatives transactions such as interest rate futures, swaps and options thereon and certain credit derivatives transactions. Derivatives transactions of the types described above subject a Fund to increased risk of principal loss due to imperfect correlation or unexpected price or interest rate movements. Each Fund also will be subject to credit risk with respect to the counterparties to the derivatives contracts purchased by a Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivatives contract due to financial difficulties, each Fund may experience significant delays in obtaining any recovery under the derivatives contract in a bankruptcy or other reorganization proceeding. Each Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Market Risk Factors:  In addition, in pursuit of their investment objectives, certain Funds may seek to use derivatives which may increase or decrease exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Option Writing/Purchasing: Each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Each Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to options. Each Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to written options.

When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is recorded as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Written option activity for the period ended July 31, 2015, was as follows:

Clough Global Allocation Fund
	Written Call	Options
	Contracts	Premiums
Outstanding, October 31, 2014	(282)	$34,512
Positions opened	(523)	161,498
Closed	518	(85,415)
Exercised	66	(15,707)
Expired	–	–
Outstanding, July 31, 2015	(221)	$94,888
Market Value, July 31, 2015		$(135,210)

Clough Global Equity Fund
	Written Call	Options
	Contracts	Premiums
Outstanding, October 31, 2014	(605)	$74,170
Positions opened	(1,040)	282,687
Closed	996	(159,143)
Exercised	285	(41,640)
Expired	–	–
Outstanding, July 31, 2015	(364)	$156,074
Market Value, July 31, 2015		$(222,520)

Clough Global Opportunities Fund
	Written Call	Options
	Contracts	Premiums
Outstanding, October 31, 2014	(1,208)	$148,937
Positions opened	(2,174)	673,355
Closed	2,184	(362,924)
Exercised	286	(68,061)
Expired	–	–
Outstanding, July 31, 2015	(912)	$391,307
Market Value, July 31, 2015		$(557,745)

Futures Contracts: Each Fund may enter into futures contracts.  A futures contract is an agreement to buy or sell a security or currency (or to deliver a final cash settlement price in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract) for a set price at a future date. If a Fund buys a security futures contract, the Fund enters into a contract to purchase the underlying security and is said to be "long" under the contract. If a Fund sells a security futures contact, the Fund enters into a contract to sell the underlying security and is said to be "short" under the contract. The price at which the contract trades (the "contract price") is determined by relative buying and selling interest on a regulated exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  Such payables or receivables are recorded for financial statement purposes as unrealized gains or losses by each Fund. Each Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to futures contracts.

The Funds enter into such transactions for hedging and other appropriate risk-management purposes or to increase return. While a Fund may enter into futures contracts for hedging purposes, the use of futures contracts might result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. If, for example, the Fund had insufficient cash, it might have to sell a portion of its underlying portfolio of securities in order to meet daily variation margin requirements on its futures contracts or options on futures contracts at a time when it might be disadvantageous to do so. There may be an imperfect correlation between the Funds’ portfolio holdings and futures contracts entered into by the Fund, which may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss.

Futures contract transactions may result in losses substantially in excess of the variation margin. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, the Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange‐traded futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange‐traded and the exchange’s clearinghouse, as counterparty to all exchange‐traded futures contracts, guarantees the futures contracts against default.

Swaps: During the period each Fund engaged in total return swaps. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. Each Fund may utilize swap agreements as a means to gain exposure to certain assets and/or to “hedge” or protect the Fund from adverse movements in securities prices or interest rates. Each Fund is subject to equity risk and interest rate risk in the normal course of pursuing its investment objective through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Fund. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If each Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. Each Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to swap contracts.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

During the period ended July 31, 2015, the Funds invested in swap agreements consistent with the Funds’ investment strategies to gain exposure to certain markets or indices.

Warrants/Rights:  Each Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit each Fund’s ability to exercise the warrants or rights at such times and in such quantities as each Fund would otherwise wish. Each Fund held no rights at the end of the period.

2.  TAXES

Tax Basis of Investments: Net unrealized appreciation/(depreciation) of investments based on federal tax cost as of July 31, 2015, were as follows:

	Clough Global Allocation Fund	Clough Global Equity Fund	Clough Global Opportunities Fund
Gross appreciation (excess of value over tax cost)	$21,902,055	$41,919,596	$82,446,061
Gross depreciation (excess of tax cost over value)	(6,983,521)	(13,659,890)	(27,362,014)
Net unrealized appreciation	$14,918,534	$28,259,706	$55,084,047
Cost of investments for income tax purposes	$242,520,442	$406,549,524	$1,008,544,653

3.  COMMITTED FACILITY AGREEMENT

Each Fund entered into a financing package that includes a Committed Facility Agreement (the “Agreement”) dated January 16, 2009, as amended, between each Fund and BNP Paribas Prime Brokerage, Inc. (“BNP”) that allows each Fund to borrow funds from BNP.  Each Fund is currently borrowing the maximum commitment covered by the agreement. Borrowings under the Agreement are secured by assets of each Fund that are held by a Fund’s custodian in a separate account (the “pledged collateral”) valued at $148,112,621, $250,236,307 and $605,796,212 for Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund, respectively. Each Fund may, with 30 days notice, reduce the Maximum Commitment Financing (Initial Limit amount plus the increased borrowing amount in excess of the Initial Limit) to a lesser amount if drawing on the full amount would result in a violation of the applicable asset coverage requirement of Section 18 of the 1940 Act. Interest is charged at the three month LIBOR (London Inter-bank Offered Rate) plus 0.70% (prior to October 15, 2014, 0.75%) on the amount borrowed and 0.65% on the undrawn balance. Each Fund also pays a one-time arrangement fee of 0.25% on (i) the Initial Limit and (ii) any increased borrowing amount in the excess of the Initial Limit, paid in monthly installments for the six months immediately following the date on which borrowings were drawn by the Fund.

The Agreement was amended on December 31, 2013, to increase the Maximum Commitment Financing to $93,300,000 for the Clough Global Allocation Fund and $156,000,000 for the Clough Global Equity Fund. For the period ended July 31, 2015 the average borrowings outstanding for Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund under the agreement were $93,300,000, $156,000,000 and $388,900,000, respectively, and the average interest rate for the borrowings was 0.98%. As of July 31, 2015, the outstanding borrowings for Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund were $93,300,000, $156,000,000 and $388,900,000, respectively. The interest rate applicable to the borrowings of Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund on July 31, 2015, was 0.93%.

The Lending Agreement is a separate side-agreement between each Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by a Fund to BNP under the Agreement. The Lending Agreement is intended to permit each Fund to significantly reduce the cost of its borrowings under the Agreement.  BNP has the ability to reregister the Lent Securities in its own name or in another name other than the Fund to pledge, re-pledge, sell, lend or otherwise transfer or use the collateral with all attendant rights of ownership. (It is each Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) Each Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by a Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to each Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by a Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to each Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with each Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, each Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings.  Each Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to each Fund’s custodian no later than three business days after such request. If a Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable for the ultimate delivery to each Fund’s custodian of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. Under the terms of the Lending Agreement, each Fund shall have the right to apply and set-off an amount equal to one hundred percent (100%) of the then current fair market value of such Lent Securities against the Current Borrowings.  As of July 31, 2015, the market value of the Lent Securities for Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund were $80,612,407, $139,200,059 and $329,361,926, respectively.

The Board of Trustees has approved each Agreement and the Lending Agreement. No violations of the Agreement or the Lending Agreement have occurred during the period ended July 31, 2015.

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 – Exhibits.

(a)	Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL OPPORTUNITIES FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	September 28, 2015

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (Principal Financial Officer)

Date:	September 28, 2015